Fair Value Measurements - Level 3 warrant liabilities (Details) - Warrant Liability - USD ($)	4 Months Ended	8 Months Ended	9 Months Ended
	May 31, 2021	Dec. 31, 2021	Sep. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance			$ 251,668
Initial measurement on May 11, 2021 (Level 3)		$ 4,600,000
Transfer to Level 1		(4,600,000)
Change in Fair value		(6,325,281)	$ (4,243,893)
Fair value as of December 31, 2021		$ 251,668
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Initial measurement on May 11, 2021 (Level 3)	$ 11,176,949